RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

16.    RELATED PARTY TRANSACTIONS AND BALANCES

Related party balances

The amounts due to related parties is $6,748,353 and $4,861,497 as of December 31, 2011 and 2012, respectively, which include payable to Changzhou Youze S&T Co., Ltd and Changzhou Junhe Mechanical Co., Ltd., entities controlled by Mr. Weizhong Wu and Mr. Weifeng Wu, respectively, who are the brothers of Ms. Chunyan Wu, (Mr. Gao’s wife), for Trina China’s purchase of wafers.

Related party transactions

In 2010, 2011 and 2012, Trina China purchased wafers for a total price of RMB69,890,654($10,553,196), RMB 167,159,850($ 26,529,520) and RMB230,705,934($36,704,468), respectively, from Changzhou Youze S&T Co., Ltd., a company controlled by Mr. Weizhong Wu, the brother of Ms. Chunyan Wu. The transactions were approved by the audit committee.

In 2011 and 2012, Trina China sold ingots for a total price of RMB4,168,760($642,881) and RMB6,560,951($1,036,067), respectively, to Changzhou Youze S&T Co., Ltd., a company controlled by Mr. Weizhong Wu, the brother of Ms. Chunyan Wu. The transactions were approved by the audit committee.

In 2010, 2011 and 2012, Trina China purchased goods and equipment maintenance services for a total price of RMB10,811,133($1,611,704), RMB12,634,837($2,005,243) and RMB9,481,118($1,508,411), respectively, from Changzhou Junhe Mechanical Co., Ltd., a company controlled by Mr. Weifeng Wu, the brother of Ms. Chunyan Wu. The transactions were approved by the audit committee.

In 2010, Trina China provided PV technical consulting services for a total price of $452,987 to Shanghai Zhenhe New Energy S&T Development Co., Ltd., a company in which Trina China holds a 20% interest. The transactions were approved by the audit committee. In 2011, the Company obtained a dividend of $137,511 from Shanghai Zhenhe New Energy S&T Development Co., Ltd.